FUNDING DEBTS - Maturities of Funding Debts (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Maturities of Funding Debts
1 - 12 months	¥ 4,646,041
13 - 24 months	157,887
Total Funding Debts	4,803,928
Maturities of interest payments
1 - 12 months	204,037
13 - 24 months	8,866
Total interest payments	212,903
Liabilities to Individual Investors - Juzi Licai
Maturities of Funding Debts
1 - 12 months	3,014,670
13 - 24 months	81,168
Total Funding Debts	3,095,838
Liabilities to other funding partners
Maturities of Funding Debts
1 - 12 months	1,631,371
13 - 24 months	76,719
Total Funding Debts	¥ 1,708,090